Significant Accounting Policies (Details Textual)	12 Months Ended
Sep. 30, 2017
Minimum [Member]
Significant Accounting Policies Disclosure [Line Items]
Property, plant and equipment, useful lives	1 year 6 months
Maximum [Member]
Significant Accounting Policies Disclosure [Line Items]
Property, plant and equipment, useful lives	15 years